Risk management for financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	$ 316,202	$ 123,338	$ 902,215	$ 769,930
Foreign exchange (gain) loss	$ (22,130)	132,306	(217,040)
Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Fluctuations in currency (In percentage)	5.00%
Foreign exchange (gain) loss	$ 23,000	58,000	1,000
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Fluctuations in currency (In percentage)	5.00%
Foreign exchange (gain) loss	$ 22,000	78,000	33,000
Great Britain Pound
Disclosure of detailed information about financial instruments [line items]
Fluctuations in currency (In percentage)	5.00%
Foreign exchange (gain) loss	$ 30,000	$ 23,000	$ 0